Subsequent Events (Details) - Business Acquisition [Member] - USD ($)	Dec. 28, 2023	Sep. 29, 2023
Subsequent Event [Member]
Subsequent Events [Line Items]
Total consideration (in Dollars)	$ 180,000,000
Alpha Mind Technology Limited [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of acquire	100.00%
Lianlian Holdings Inc. [Member]
Subsequent Events [Line Items]
Percentage of acquire		95.00%